Annual Total Returns (Bar Chart) - Core Diversified Growth & Income Trust (Core Diversified Growth & Income Trust, Series I, Core Diversified Growth & Income Trust)	12 Months Ended
May 01, 2011
Core Diversified Growth & Income Trust | Series I, Core Diversified Growth & Income Trust
Bar Chart Table:
2009	30.07%
2010	10.82%